Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value_Details of gains or losses related to net gain or loss on financial instruments at FVTPL (Details)
$ in Thousands, ₩ in Millions
12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Income, expense, gains or losses of financial instruments [Abstract]
Gain on financial instruments at fair value through profit or loss measured at fair value	₩ 422,374		₩ 58,692	₩ 196,959
Gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition	(665)		(33,237)	17,484
Total	₩ 421,709	$ 388,278	₩ 25,455	₩ 214,443